CONDENSED CONSOLIDATED STATEMENT OF CASHFLOWS (USD $)	9 Months Ended		12 Months Ended		45 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2014
OPERATING ACTIVITIES:
Net loss	$ (13,318,628)	$ (82,380)	$ (165,659)	$ (44,796)	$ (228,771)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	300	0	97	0	97
Stock issued for consulting fees	71,700	0
Stock issued for business development expenses	13,118,270	0
Expenses paid directly by related parties	8,290	0
Unrealized gain on marketable securities, net of investment management fees	(2,775)	0
Changes in operating assets and liabilities
Decrease in inventory			0	916	0
Prepaid expenses	(9,100)	(3,055)	1,045	(1,945)	(900)
Advance to suppliers	(129,169)	0
Accounts payable	(5,988)	(459)	6,779	4,592	12,688
Advance from customers	68,056	0
Other payables	15,604	0
NET CASH USED IN OPERATING ACTIVITIES	(183,440)	(85,894)	(157,738)	(41,233)	(216,886)
INVESTING ACTIVITIES:
Purchase of property and equipment			(2,052)	0	(2,052)
Purchase of marketable securities	(350,000)	0
NET CASH USED IN INVESTING ACTIVITIES	(350,000)	0	(2,052)	0	(2,052)
FINANCING ACTIVITIES:
Proceeds from issuance of common stock	10,150	1,479,900	1,479,900	0	1,508,150
Payments of common stock offering costs	0	(31,104)	(31,104)	0	(31,104)
Repayments to related parties	(44,676)	(14,040)	(48,040)	(5,663)	(53,703)
Proceeds from related parties	60	58,450	60,782	27,713	97,343
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(34,466)	1,493,206	1,461,538	22,050	1,520,686
Net (Decrease) Increase in Cash	(567,906)	1,407,312	1,301,748	(19,183)	1,301,748
Cash, Beginning of Period	1,301,748	0	0	19,183	0
CASH, END OF PERIOD	733,842	1,407,312	1,301,748	0	1,301,748
Interest	0	0	0	0	0
Income Taxes	0	0	0	0	0
Non-cash financing activities:
Forgiveness of loans from shareholders			$ 0	$ 3,785	$ 3,785